Segment Information(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments Abstract [Abstract]
Disclosure Of Operating Segments Explanatory

Financial information by business segment for the year ended December 31, 2017, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Non-life Insurance		Credit Card		Life Insurance		Others		Intra-group Adjustments		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,128,913	￦	2,710,798	￦	1,405,605	￦	6,245,316	￦	1,074,365	￦	1,121,108	￦	1,276,803	￦	129,513	￦	345,077	￦	—	￦	10,192,182
Intra-segment operating revenues(expenses)		(18,447)		—		203,310		184,863		(1,157)		18,039		(194,167)		(20,515)		171,422		(158,485)		—

Sub-total	￦	2,110,466	￦	2,710,798	￦	1,608,915	￦	6,430,179	￦	1,073,208	￦	1,139,147	￦	1,082,636	￦	108,998	￦	516,499	￦	(158,485)	￦	10,192,182

Net interest income		2,555,780		2,647,768		361,236		5,564,784		598,485		465,268		1,083,665		215,752		316,277		2,383		8,246,614
Interest income		3,584,021		3,935,895		988,977		8,508,893		799,380		465,396		1,341,150		215,777		602,221		(13,760)		11,919,057
Interest expense		(1,028,241)		(1,288,127)		(627,741)		(2,944,109)		(200,895)		(128)		(257,485)		(25)		(285,944)		16,143		(3,672,443)
Net fee and commission income		235,210		595,322		394,157		1,224,689		551,619		(97,828)		132,686		(3,612)		252,813		(10,343)		2,050,024
Fee and commission income		315,994		668,227		487,259		1,471,480		637,630		1,532		1,901,112		69		299,783		(323,356)		3,988,250
Fee and commission expense		(80,784)		(72,905)		(93,102)		(246,791)		(86,011)		(99,360)		(1,768,426)		(3,681)		(46,970)		313,013		(1,938,226)
Net insurance income		—		—		—		—		—		699,873		19,948		(141,421)		—		15,310		593,710
Insurance income		—		—		—		—		—		7,947,262		33,579		1,008,329		—		(18,178)		8,970,992
Insurance expenses		—		—		—		—		—		(7,247,389)		(13,631)		(1,149,750)		—		33,488		(8,377,282)
Net gains (losses) on financial assets/ liabilities at fair value through profit or loss		(1,750)		—		(69,457)		(71,207)		179,505		40,827		—		7,786		392		46,421		203,724
Net other operating income (expense)		(678,774)		(532,292)		922,979		(288,087)		(256,401)		31,007		(153,663)		30,493		(52,983)		(212,256)		(901,890)
General and administrative expenses		(974,096)		(1,946,640)		(745,086)		(3,665,822)		(734,024)		(629,469)		(370,508)		(72,423)		(291,240)		134,822		(5,628,664)
Operating profit before provision for credit losses		1,136,370		764,158		863,829		2,764,357		339,184		509,678		712,128		36,575		225,259		(23,663)		4,563,518
Provision (reversal) for credit losses		6,918		(122,107)		23		(115,166)		(23,080)		(8,987)		(336,884)		(1,692)		(62,894)		459		(548,244)
Net operating income (expense)		1,143,288		642,051		863,852		2,649,191		316,104		500,691		375,244		34,883		162,365		(23,204)		4,015,274
Share of profit of associates and joint ventures		—		—		37,571		37,571		535		—		(462)		—		6,076		40,554		84,274
Net other non-operating income (expense)		1,873		—		(75,340)		(73,467)		1,794		11,167		(6,882)		(289)		6,582		99,971		38,876
Segment profits before income tax		1,145,161		642,051		826,083		2,613,295		318,433		511,858		367,900		34,594		175,023		117,321		4,138,424
Income tax benefit (expense)		(181,936)		(102,059)		(154,595)		(438,590)		(46,732)		(181,488)		(71,069)		(13,508)		(61,610)		18,034		(794,963)
Profit for the year		963,225		539,992		671,488		2,174,705		271,701		330,370		296,831		21,086		113,413		135,355		3,343,461
Profit attributable to shareholders of the Parent Company		963,225		539,992		671,488		2,174,705		271,701		330,286		296,831		21,086		113,798		103,031		3,311,438
Profit attributableto non-controlling interests		—		—		—		—		—		84		—		—		(385)		32,324		32,023
Total assets[1]		117,904,269		129,438,168		82,423,490		329,765,927		37,351,680		32,351,778		17,658,310		9,125,741		37,439,753		(26,907,580)		436,785,609
Total liabilities[1]		102,224,405		147,870,309		54,347,779		304,442,493		32,936,024		29,128,747		13,616,481		8,586,328		15,137,421		(1,106,714)		402,740,780

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

Financial information by business segment as of and for the year ended December 31, 2018, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Non-life Insurance		Credit Card		Life Insurance		Others		Intra-group adjustment		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,318,812	￦	2,989,240	￦	1,271,117	￦	6,579,169	￦	997,898	￦	1,183,394	￦	1,524,695	￦	113,238	￦	461,293	￦	—	￦	10,859,687
Intra-segment operating revenues (expenses)		94,910		—		179,300		274,210		(17,541)		(20,529)		(219,680)		(26,809)		167,789		(157,440)		—

	￦	2,413,722	￦	2,989,240	￦	1,450,417	￦	6,853,379	￦	980,357	￦	1,162,865	￦	1,305,015	￦	86,429	￦	629,082	￦	(157,440)	￦	10,859,687

Net interest income		2,753,928		2,960,598		386,196		6,100,722		542,206		616,173		1,168,284		185,094		291,415		1,034		8,904,928
Interest income		4,267,675		4,547,615		1,204,598		10,019,888		819,462		616,483		1,474,376		185,109		644,975		(25,724)		13,734,569
Interest expense		(1,513,747)		(1,587,017)		(818,402)		(3,919,166)		(277,256)		(310)		(306,092)		(15)		(353,560)		26,758		(4,829,641)
Net fee and commission income (expense)		287,978		490,447		344,323		1,122,748		625,729		(147,041)		264,651		(13,163)		385,930		4,522		2,243,376
Fee and commission income		381,481		583,213		458,097		1,422,791		734,287		3,238		1,426,436		214		443,455		(312,701)		3,717,720
Fee and commission expense		(93,503)		(92,766)		(113,774)		(300,043)		(108,558)		(150,279)		(1,161,785)		(13,377)		(57,525)		317,223		(1,474,344)
Net insurance income (expense)		—		—		—		—		—		611,277		18,386		(139,400)		1		(148)		490,116
Insurance income		—		—		—		—		—		10,847,323		32,271		1,132,155		—		(36,679)		11,975,070
Insurance expense		—		—		—		—		—		(10,236,046)		(13,885)		(1,271,555)		1		36,531		(11,484,954)
Net gains (losses) on financial instruments at fair value through profit or loss		13,933		—		312,462		326,395		(222,014)		180,808		3,866		62,779		89,059		(89,590)		351,303
Net other operating income (expense)		(642,117)		(461,805)		407,436		(696,486)		34,436		(98,352)		(150,172)		(8,881)		(137,323)		(73,258)		(1,130,036)
General and administrative expenses		(1,091,556)		(1,970,409)		(705,030)		(3,766,995)		(735,227)		(789,443)		(404,927)		(63,406)		(308,559)		150,045		(5,918,512)
Operating profit before provision for credit losses		1,322,166		1,018,831		745,387		3,086,384		245,130		373,422		900,088		23,023		320,523		(7,395)		4,941,175
Reversal (provision) for credit losses		77,224		(179,229)		8,089		(93,916)		(9,993)		(14,392)		(431,032)		(464)		(124,215)		318		(673,694)
Net operating income		1,399,390		839,602		753,476		2,992,468		235,137		359,030		469,056		22,559		196,308		(7,077)		4,267,481
Share of profit (loss) of associates and joint ventures		—		—		49,698		49,698		175		(16)		202		—		3,104		(28,903)		24,260
Net other non-operating income (expense)		(65)		—		44,237		44,172		13,770		8,085		(33,062)		(1,402)		16,465		(38,237)		9,791
Segment profits before income tax		1,399,325		839,602		847,411		3,086,338		249,082		367,099		436,196		21,157		215,877		(74,217)		4,301,532
Income tax expense		(386,764)		(230,891)		(209,485)		(827,140)		(70,222)		(104,667)		(149,623)		(6,332)		(88,372)		6,770		(1,239,586)
Profit for the reporting period		1,012,561		608,711		637,926		2,259,198		178,860		262,432		286,573		14,825		127,505		(67,447)		3,061,946
Profit attributable to shareholders of the Parent Company		1,012,561		608,711		637,926		2,259,198		178,850		262,267		286,599		14,825		126,021		(66,569)		3,061,191
Profit (loss) attributable to non-controlling interests		—		—		—		—		10		165		(26)		—		1,484		(878)		755
Total assets[1]		131,303,734		140,814,393		84,841,131		356,959,258		45,086,292		34,785,551		20,528,951		9,680,379		40,399,287		(27,851,420)		479,588,298
Total liabilities[1]		123,880,329		152,173,062		54,238,001		330,291,392		40,613,424		31,289,705		16,570,282		9,128,148		17,441,868		(1,459,548)		443,875,271

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

Disclosure Of Products And Services Explanatory

Operating revenues from external customers for each service for the year ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Banking service	￦	5,454,100	￦	6,245,316	￦	6,579,169
Securities service		184,856		1,074,365		997,898
Non-life insurance service		—		1,121,108		1,183,394
Credit card service		1,269,573		1,276,803		1,524,695
Life insurance service		139,847		129,513		113,238
Other service		396,566		345,077		461,293

Total	￦	7,444,942	￦	10,192,182	￦	10,859,687

Disclosure Of Geographical Areas Explanatory

Geographical operating revenues from external customers for the year ended December 31, 2016, 2017 and 2018, and major non-current assets as of December 31, 2016, 2017 and 2018, are as follows:

	2016				2017				2018
	Revenues from external customers		Major non-current assets		Revenues from external customers		Major non-current assets		Revenues From external customers		Major non-current assets
	(In millions of Korean won)
Domestic	￦	7,354,698	￦	4,952,552	￦	10,078,253	￦	7,472,597	￦	10,666,586	￦	8,114,196
United States		10,522		299		17,596		363,330		46,391		370,252
New Zealand		5,422		128		5,855		57		6,213		72
China		47,360		5,038		44,531		4,585		94,996		5,454
Cambodia		6,109		1,216		7,475		1,753		11,062		3,733
United Kingdom		10,987		149		11,547		319		8,119		537
Others		9,844		2,242		26,925		78,142		26,320		584,466
Intra-group adjustment		—		72,971		—		72,455		—		69,011

Total	￦	7,444,942	￦	5,034,595	￦	10,192,182	￦	7,993,238	￦	10,859,687	￦	9,147,721